As filed with the Securities and Exchange Commission
on April 5, 2017

 1933 Act File No. 002-78808

1940 Act File No. 811-03541

UNITED STATES;

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 87

 and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 89

ASSET MANAGEMENT FUND

(Exact Name of Registrant as Specified in Charter)

690 Taylor Rd, Suite 210

Gahanna, OH 43230

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (614) 416-8833

(Name and Address of Agent for Service)	Copy to:
Dana A. Gentile, President Asset Management Fund 690 Taylor Road, Suite 210 Gahanna, Ohio 43230	John S. Marten, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or

☐	on (date) pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on (date) pursuant to paragraph (a)(1); or

☒	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AAMA Equity Fund

Ticker: AMFEX

Prospectus

June__, 2017

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Subject to Completion, dated April 5, 2017

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

AAMA Equity Fund

Fund Summary

Investment Objective

The Fund seeks to generate long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.20%
Acquired Fund Fees and Expenses (AFFE)[2]	0.07%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers and Reimbursements[3]	0.30%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.97%

1	“Other Expenses” are estimated for the current fiscal year.
2	Includes indirect expenses of securities of other mutual funds held by the Fund.
3	Advanced Asset Management Advisors, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, AFFE and extraordinary expenses (as determined under generally accepted principles)) exceed 0.90% through February 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, AFFE and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures reflect the fee waiver for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$99
Three Years	$373

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the prior fiscal year end period, no portfolio turnover rate has been provided.

Principal Investment Strategy

The Fund, under normal market circumstances, will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of any size capitalization. This Fund invests primarily in common stocks and exchange-traded funds (“ETFs”), but may also invest in other types of equity securities including, preferred stock, investments in foreign equity securities through U.S. stock exchange listed American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), or mutual funds that invest in the types of securities in which the Fund would normally invest, and securities convertible into such securities.

In managing the Fund, the Adviser employs a multi-step process that combines research, valuation, and stock selection. The Adviser takes an in-depth look at economic sectors and compares their current valuation relative to their historical valuation, historical earnings growth rates, and forecasted growth rates. The research process results in a ranking of economic sectors by their relative attractiveness and ultimately their relative weighting within the Fund.

The Adviser then screens the companies within each sector for various financial factors that it believes are most important in the current market environment. These factors may include earnings growth, dividend yield, balance sheet quality, or other specific financial ratio analysis. The Adviser then buys and sells equity securities, ETFs, or mutual funds that, when combined, provide the targeted economic sector allocations and capitalization ranges. In general, the Adviser buys equity securities that are identified as most attractive for relative performance and sells such securities when they appear less attractive.

Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Fund may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Investment Risks

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The Fund’s shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. Among the principal risks of investing in the Fund, which may adversely affect the Fund’s performance and ability to meet its investment objective, are:

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund’s shares over short or extended periods. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may go down in price.

Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.

2

Other Investment Company Risk If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses.

Exchange-Traded Fund Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs). Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer.

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).

Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Focus Risk. To the extent that a Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.

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Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

Fund Performance Information

The Fund is expected to commence operations on or about June___, 2017. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling [                        ] (toll free).

Investment Adviser

Advanced Asset Management Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Portfolio Managers	Company Title	Experience with Fund
Robert D. Baker	President	Since June 2017
Philip A. Voelker	Chief Investment Officer	Since June 2017

Purchase and Sale of Fund Shares

Minimum Initial Investment. The minimum initial investment in the Fund is $10,000. There is no minimum addition investment amount required for the Fund. This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

General Information. You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the AAMA Equity Fund, c/o [               ]. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-[                    ] for assistance.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains (regardless of whether you elect to receive or reinvest such distributions), except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The Fund does not charge a Sales Charge (Load) or Distribution (12b-1) Fee. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. Certain financial intermediaries may charge fees for their services, and the Adviser may pay those fees out of its own resources. These payments are sometimes referred to as “revenue sharing”. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective and Principal Investment Strategies

The Fund’s investment objective is to generate long term capital appreciation. The Fund’s investment objective is fundamental and can only be changed with the approval of the Fund’s shareholders.

4

The Fund’s 80% investment policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders. The Fund has a policy to invest, under normal circumstances, at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of any size capitalization (the “80% Policy”). The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.

This Fund invests primarily in common stocks, and exchange-traded funds (“ETFs”), but may also invest in other types of equity securities including, preferred stock, investments in foreign equity securities through U.S. stock exchange listed American Depositary Receipts (“ADRs”), REITs, and mutual funds that invest in the types of securities in which the Fund would normally invest, and securities convertible into such securities.

The Fund may invest in other investment companies, including exchange-traded funds (ETFs), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The Fund may also invest in foreign companies, including depositary receipts.

In managing the Fund, the Adviser employs a multi-step process that combines research, valuation, and stock selection. The Adviser takes an in-depth look at economic sectors and compares their current valuation relative to their historical valuation, historical earnings growth rates, and forecasted growth rates. The research process results in a ranking of economic sectors by their relative attractiveness and ultimately their relative weighting within the Fund.

The Adviser then screens the companies within each sector for various financial factors that it believes are most important in the current market environment. These factors may include earnings growth, dividend yield, balance sheet quality, or other specific financial ratio analysis. The Adviser then buys and sells equity securities, ETFs, or mutual funds that, when combined, provide the targeted economic sector allocations and capitalization ranges. In general, the Adviser buys equity securities that are identified as most attractive for relative performance and sells such securities when they appear less attractive.

The Fund may use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Temporary Defensive Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or US Government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Fund may not achieve its investment objective.

Additional Information Regarding Investment Risks

Equity Securities Risk. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Small-Cap and Mid-Cap Company Risk. Small and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

5

Value Stocks Risk. Value stocks tend to be relatively inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.

Growth Stocks Risk. Growth stocks, due to their relatively higher market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a declining market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

Other Investment Company Risk If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

ETF Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

Foreign Investing Risk. Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs, which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

6

Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates), declines in real estate values or other risks related to local or general economic conditions, the financial condition of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing, potential environmental liabilities; and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code, and/or maintain an exemption from the registration requirements of the 1940 Act.

Focus Risk. To the extent that a Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. To the extent that such instruments are used for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative and the value of the underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits.

A liquid secondary market may not always exist for a derivative position. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Even a small investment in derivative contracts can have a large impact on interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or securities prices are changing.

Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities, including of bankruptcy or insolvency. These risks may be heightened during volatile markets. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an investor has a large position in the Fund, the Fund may experience relatively large redemptions if such investor reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.

7

Portfolio Holdings Disclosure

A description of the Fund’s policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional Information (see “Disclosure of Information Regarding Portfolio Holdings” in the Statement of Additional Information).

Management of the Fund

Investment Adviser

Advanced Asset Management Advisors, Inc. (“Adviser”) serves as the investment adviser to the Fund and has its principal place of business at 4995 Bradenton Avenue, Suite 210, Dublin, Ohio 43017. The Adviser is organized under the laws of the state of Delaware and is registered as an investment adviser with the SEC. The Adviser has provided investment advisory services since 1999. As Adviser to the Fund, subject to the Board of Trustees’ supervision, the Adviser reviews, supervises and administers the Fund’s investment program. The Adviser ensures compliance with the Fund’s investment policies and guidelines. For its services, the Adviser is entitled to a management fee of 1.00% which is calculated daily and paid monthly based on the average daily net assets of the Fund. As of February 28, 2017, the Adviser had approximately $790.5 million in assets under management or advisement.

Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and the Fund will be available in the Fund’s first report to shareholders for the period ended October 31, 2017.

Portfolio Managers

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Robert Baker and Philip Voelker. Each portfolio manager plays an equal role with respect to the management of the Fund.

Robert D. Baker, President. Mr. Baker founded the Adviser, oversees the management of the company, and serves on the firm’s investment committee. Mr. Baker received a Bachelor of Science degree in finance from The Ohio State University. With nearly 36 years in the industry, Mr. Baker has a wealth of experience in asset management.

Philip A. Voelker, Chief Investment Officer. Mr. Voelker directs and manages the Adviser’s investment strategy and policy. With more than 42 years of experience managing securities portfolios, Mr. Voelker has pursued and secured a broad spectrum of objectives from short-term cash management to long-term steady returns to aggressive growth of investments. He is a cum laude graduate of The Ohio State University.

Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund is available in the Statement of Additional Information (see “Investment Adviser” in the Statement of Additional Information).

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Business Manager and Administrator

Foreside Management Services, LLC (“Foreside”) serves as business manager and administrator for the Trust on behalf of the Fund. Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Distributor

Pursuant to a Distribution Agreement, BHIL Distributors, LLC (the “Distributor”), an affiliate of Foreside, as the principal distributor of the Fund’s shares, directly and through other firms, advertises and promotes the Fund.

Custodian, Transfer Agent, Financial Administrator and Fund Accountant

MUFG Union Bank, N.A., serves as the Trust’s custodian with respect to the Fund. Ultimus Fund Solutions, LLC serves as the Fund’s transfer agent, financial administrator and fund accountant.

Your Account

Pricing Your Shares

Your order to purchase or redeem shares is priced at the net asset value (“NAV”) next calculated after your order is received in proper form by the Fund or financial intermediary. An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount. The NAV of the Fund may fluctuate every day.

A purchase, redemption or exchange request is considered to be “in proper form” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•	Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call [ ] (toll free) for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “proper form” unless you have provided all information required under the “Customer Identification and Verification” section as described below.

Net Asset Value

The NAV of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The NAV per share may fluctuate daily. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Valuing the Fund’s Assets

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations for equity securities and prices supplied by independent pricing services for fixed income securities. If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Pricing Committee, established pursuant to the Fund’s security valuation procedures, will value the Fund’s assets at their fair value according to policies approved by the Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Pricing Committee of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. To the extent the assets of the Fund are invested in other registered investment companies, not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

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Investing in the Fund

Share Purchases

Shares of the Fund have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Fund generally does not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Fund. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation or partnership. Investment in the Fund by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Fund.

Shares are available for purchase every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing shares are not issued.

Minimum Investment Required

The minimum initial investment in the Fund is $10,000 . There is no minimum additional investment amount required for the Fund.. The minimum initial investment requirement may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.
•	Enclose a check payable to the Fund.
•	Mail the application and the check to the Transfer Agent at one of the following address:

Via Regular Mail: AAMA Equity Fund c/o [ ]	Via Overnight Mail: AAMA Equity Fund c/o [ ]

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

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By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-[               ] to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the Transfer Agent receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Funds’ behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, its authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

•	By sending a check, made payable to the Fund, c/o [ ]. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

•	By wire to the account of the Fund described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-[ ] before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

The minimum investments under the automatic investment plan must be at least $____ under the plan and are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing);

•	Social security number, taxpayer identification number, or other identifying number.

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You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more of less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Anti-Money Laundering Program

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of the Fund’s shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. The Fund discourages, and has established policies and procedures designed to detect and deter, frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Fund’s policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts that meet thresholds set by the Fund based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down (“market timing”); (ii) the Fund, the Adviser and/or the Distributor reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Fund, the Adviser and the Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Fund. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

Shares of the Fund may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders.

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Other Purchase Information

The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Fund.

Redeeming Shares

The Fund redeems shares at the net asset value next determined after the Transfer Agent receives the redemption request. Redemptions may be made on Business Days. Redemption requests must be received in proper form and can be made by telephone or in writing.

By Mail. You may redeem shares by mailing a written request to the AAMA Equity Fund, c/o [                          ]. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees. If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-[           ].

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically to an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application. Shareholders may be charged a fee of $15 for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates the NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

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Receiving Payment

The Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

Involuntary Redemption

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $1,000 due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-[                    ] for additional information.

Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. Such securities distributed in lieu of cash will be subject to market fluctuation until sold and any illiquid securities may be difficult to convert to cash. Fund shareholders may also incur transaction costs when the securities are sold. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Exchanges

Shareholders may exchange shares of the Fund for shares of the AAMA Income Fund on any business day by contacting the Transfer Agent directly by mail or telephone by calling [               ]. The minimum amount for an exchange is the minimum initial investment of the AAMA Income Fund, provided, however, that the Trust and/or its designated agents reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders exchanging out of the Fund will receive dividends in the Fund through the date the exchange is effected and will begin receiving dividends in the other fund the next Business Day. An exchange between funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the fund from which the exchange is made and a purchase of the shares of the fund into which the exchange is made.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the funds. For more information about the funds’ policy on excessive trading, see “Frequent Purchases and Redemptions of Fund Share” above.

The availability of the exchange privilege is subject to the purchase and redemption policies and current operating practices of each fund. For example, a shareholder may not exchange into a fund that is closed to purchases and a shareholder may not exchange out of a fund that is currently satisfying redemptions under the redemption in kind provisions.

The Trust reserves the right to amend or terminate this privilege upon 60 days’ notice to shareholders.

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Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of the Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

Shareholder Information

Voting Rights

The Trust currently has five separate funds, including the Fund. The shares of the other funds are described in separate prospectuses. Shares of each fund represent interests only in the corresponding fund and have equal voting rights within each fund. The Trust’s First Amended and Restated Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the Investment Company Act of 1940, as amended, or the document establishing and designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).

Shareholder Reports and Other Information

The Fund will send one copy of the prospectus and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Fund at [                  ] (toll free) and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Dividends and Distributions

The Fund typically declares and pays income dividends annually. Net capital gains, if any, of the Fund are generally declared and paid once each year. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within seven business days after the payable date.

Federal Income Tax Information

The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for its future taxable years so long as such qualification is in the best interests of shareholders. If the Fund so qualifies, it will not pay federal income tax on the income and capital gains that it distributes to its shareholders.

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The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any taxable dividends and distributions received. This applies whether dividends or distributions are received in cash or as additional shares.

Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates. Distributions designated as qualified dividend income are generally taxed to non-corporate investors at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares. Long-term capital gain is taxable to non-corporate shareholders at a maximum federal income tax rate of 20%. Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares. Dividends paid by the Fund may qualify in part for the “dividends received deduction” available to corporate shareholders, provided certain holding period and other requirements are satisfied.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received by shareholders on December 31 of the calendar year declared. Information on the federal income tax status of dividends and distributions is provided annually.

If a shareholder purchases shares of the Fund shortly before a dividend or distribution, the shareholder will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

Unless a shareholder is exempt from federal income tax, a redemption or exchange of Fund shares is generally a taxable event. Depending on the purchase price and the sale price of the shares the shareholder sells or exchanges, the shareholder may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shares were held for more than one year. If the shares were held for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Dividends and distributions may be subject to state and local taxes.

Prospective shareholders of the Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

Financial Highlights

Financial information about the Fund is not provided because, as of the date of this prospectus, the Fund has not yet issued an annual or semi-annual report. Once the information is available, you may request a copy of this information by calling the Fund at 1-[                       ].

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Shareholder Reference Information

Adviser
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Business Manager and Administrator
Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Distributor
BHIL Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, CA 94104

Independent Registered Public Accounting Firm

Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund’s investments and operations. The annual shareholder report will contain a discussion of the market conditions and the investment strategies that significantly affected the performance of the Fund during the last fiscal year. The annual and semi-annual shareholder reports will contain a listing of the Fund’s portfolio holdings and the Fund’s financial statements. These documents, when available, may be obtained without charge from the following sources:

By Phone:	In Person:
1-[ ]	Public Reference Room
Securities and Exchange Commission
By Mail:	Washington, D.C.
AAMA Equity Fund	(Call 1-202-551-8090 for more information)
c/o [ ]
By Internet:
http://www.sec.gov (EDGAR Database)
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102	By E-mail:
(a duplication fee is charged)	publicinfo@sec.gov
(a duplication fee is charged)

To request other information about the Fund or to make shareholder inquiries, call 1-[                   ].

The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).

Investment Company Act file number: 811-03541

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AAMA Funds

Privacy Policy

SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of Asset Management Fund.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information);

•	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

•	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and every year that you are a customer of Asset Management Fund or anytime we make a material change to our privacy policy.

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AAMA Income Fund

Ticker: AMFIX

Prospectus

June__, 2017

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Subject to Completion, dated April 5, 2017

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

AAMA Income Fund

Fund Summary

Investment Objectives

The Fund seeks current income with a secondary objective of preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses[1]	0.20%
Acquired Fund Fees and Expenses (AFFE)[2]	0.08%
Total Annual Fund Operating Expenses	1.03%
Fee Waivers and Reimbursements[3]	0.32%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.71%

1	“Other Expenses” are estimated for the current fiscal year.
2	Includes indirect expenses of securities of other mutual funds held by the Fund.
3	Advanced Asset Management Advisors, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, AFFE and extraordinary expenses (as determined under generally accepted principles)) exceed 0.63% through February 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, AFFE and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures regflect the fee waiver for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$73
Three Years	$296

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations as of the prior fiscal year end period, no portfolio turnover rate has been provided.

Principal Investment Strategy

The Fund will principally invest in income-producing securities which include corporate bonds, U.S. Treasury obligations and other U.S. government and agency securities including mortgage-backed securities, high yield bonds (“junk bonds”), municipal bonds, preferred stocks, inflation indexed bonds, money market instruments including commercial paper, bankers acceptances and marketable CDs, adjustable rate securities, zero coupon bonds, and exchange-traded funds (“ETFs”) or mutual funds that invest in the types of securities in which the Fund would normally invest.

The Adviser allocates the Fund’s assets among a range of sectors based on credit spreads and market volatility. In buying and selling investments for the Fund, the Adviser looks for market sectors and individual securities that it believes will perform well over time. The Adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and credit risk.

Although the Fund can invest in income-producing securities of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Adviser will invest across the credit spectrum to provide the Fund with exposure to various credit rating categories. Under normal circumstances, at least 60% of the Fund’s total assets will be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating, although the Fund will not, under normal circumstances, invest more than 40% of its total assets in below investment grade securities or junk bonds (or the unrated equivalent). The Fund’s average weighted maturity will ordinarily range between one and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund will shorten or lengthen its average weighted maturity as deemed appropriate.

The Fund may invest up to 20% of its assets in U.S. dollar-denominated foreign securities through investment in U.S. exchange listed securities. Foreign securities may include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers located in emerging markets whose economies are less developed.

The Fund may also invest up to 20% of its assets in equity securities that include common stocks, convertible securities, and Real Estate Investment Trusts (REITs).

Principal Investment Risks

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The Fund’s shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. Among the principal risks of investing in the Fund, which may adversely affect the Fund’s performance and ability to meet its investment objective, are:

Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

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Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.

Floating and Variable Rate Securities Risk. Variable rate securities (which include floating rate securities) generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline.

In addition, floating rate securities may be rated below investment grade (such securities are commonly referred to as “junk bonds”). The floating rate corporate loans and corporate debt securities in which the Fund invests are often issued in connection with highly leveraged transactions. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.

Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.

Zero Coupon Bonds Risk. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund.

Inflation-Linked Securities Risk. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”) as well as securities issued by other entities such as corporations and municipalities. Such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-linked securities is expected to change in response to changes in real interest rates. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Other Investment Company Risk If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses.

Exchange-Traded Fund Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, the Fund shareholders indirectly bear the expenses of the ETFs.

Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

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Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Equity Securities Risk. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a the Fund invests will cause the Fund’s net asset value to fluctuate.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer.

Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.

Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable).

Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

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Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.

Focus Risk. To the extent that a Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs.

Fund Performance Information

The Fund is expected to commence operations on or about June___, 2017. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling [                          ] (toll free).

Investment Adviser

Advanced Asset Management Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Portfolio Managers	Company Title	Experience with Fund
Robert D. Baker	President	Since June 2017
Philip A. Voelker	Chief Investment Officer	Since June 2017

Purchase and Sale of Fund Shares

Minimum Initial Investment. The minimum initial investment in the Fund is $10,000. There is no minimum addition investment amount required for the Fund. This minimum investment requirement may be waived or reduced for any reason at the discretion of the Fund.

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General Information. You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the AAMA Income Fund, c/o [              ]. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-[                         ] for assistance.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains (regardless of whether you elect to receive or reinvest such distributions), except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

The Fund does not charge a Sales Charge (Load) or Distribution (12b-1) Fee. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. Certain financial intermediaries may charge fees for their services, and the Adviser may pay those fees out of its own resources. These payments are sometimes referred to as “revenue sharing”. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective and Principal Investment Strategies

Principal Investment Strategy

The Fund’s investment objective is to seek current income with a secondary objective of preservation of capital. The Fund’s investment objectives are fundamental and can only be changed with the approval of the Fund’s shareholders.

The Fund will principally invest in income-producing securities which include corporate bonds, U.S. Treasury obligations and other U.S. government and agency securities including mortgage-backed securities, high yield bonds (“junk bonds”), municipal bonds, preferred stocks, inflation indexed bonds, money market instruments including commercial paper, bankers acceptances and marketable CDs, adjustable rate securities, zero coupon bonds, and exchange-traded funds (“ETFs”) that invest in the types of securities in which the Fund would normally invest.

The Adviser allocates the Fund’s assets among a range of sectors based on credit spreads and market volatility. In buying and selling investments for the Fund, the Adviser looks for market sectors and individual securities that it believes will perform well over time. The Adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and credit risk.

The Adviser will invest across the credit spectrum to provide the Fund with exposure to various credit rating categories. Under normal circumstances, at least 60% of the Fund’s total assets will be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the Adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating, although the Fund will not, under normal circumstances, invest more than 40% of its total assets in below investment grade securities or junk bonds (or the unrated equivalent). The Fund’s average weighted maturity will ordinarily range between one and twenty years. The Fund may have a longer or shorter average weighted maturity under certain market conditions and the Fund will shorten or lengthen its average weighted maturity as deemed appropriate.

The Fund may invest in other investment companies, including exchange-traded funds (ETFs), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

The Fund may invest up to 20% of its assets in U.S. dollar-denominated foreign securities through investment in U.S. exchange listed securities. Foreign securities may include securities issued by foreign governments or their agencies and instrumentalities and companies that are incorporated outside the United States, including securities from issuers located in emerging markets whose economies are less developed.

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The Fund may also invest up to 20% of its assets in equity securities to include common stocks, convertible securities, and Real Estate Investment Trusts (REITS).

Temporary Defensive Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or US Government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Fund may not achieve its investment objectives.

Additional Information Regarding Investment Risks

Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market.

Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities, as well as funds, with longer maturities or durations. Duration measures the sensitivity of a security’s price to changes in interest rates. This measure incorporates a security’s yield, maturity, and call features, among other factors. If, for example, the price of a security has a duration of five years, it would be expected that the price of that security would fall approximately five percent, if interest rates rose by one percent.

In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, if interests rates fall, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.

Numerous factors can cause interest rates to rise or fall, including, but not limited to central bank monetary policies and general economic conditions. These factors are especially relevant when interest rates are at or near historically low levels. The Fund may be subject to heightened levels of interest rate risk during periods of economic recovery or when the Federal Reserve Board changes from a position of monetary accommodation to a neutral or monetary tightening position.

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.

The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).

In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.

Floating and Variable Rate Securities Risk. Variable rate securities (which include floating rate securities) generally are less sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline when prevailing interest rates rise if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline. Although, when interest rates decline, there will be a reduction in the payments of interest received by the Fund from its variable rate securities. Limits on the aggregate amount by which a variable rate security’s interest rate may increase over its lifetime or during any one adjustment period can prevent the interest rate from ever adjusting to prevailing market rates.

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In addition, floating rate securities may be rated below investment grade (such securities are commonly referred to as “junk bonds”). The floating rate corporate loans and corporate debt securities in which the Fund invests are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Leveraged buyout loans are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Some of these loans may be “covenant lite” loans which do not include terms which allow the lender to control and track the performance of the borrower and declare a default if certain criteria are breached.

Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds (“junk bonds”), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity. A liquid security market may not always exist for positions in below investment grade bonds. These bonds also are more likely to experience greater fluctuations in value due to changes in the issuer’s credit rating.

Zero Coupon Bonds Risk. As interest on zero coupon bonds is not paid on a current basis, the values of the bonds are subject to greater fluctuations than are the value of bonds that distribute income regularly and may be more speculative than such bonds. Accordingly, the values of zero coupon bonds may be highly volatile as interest rates rise or fall. In addition, while zero coupon bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost to the Fund of purchasing such securities and effectively reduce the Fund’s yield. Typically, less information is available about a municipal issuer than is available about other types of issuers. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the Fund. The value and liquidity of municipal securities backed by the revenue from a particular project or other source may decline if the project or other source fails to generate expected revenue. Although the Fund may strive to invest in municipal securities and other securities that pay interest that is exempt from certain taxes (such as federal taxes, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Certain issuers of municipal securities may have the ability to call or redeem a security prior to its maturity date, which could impair Fund performance.

Inflation-Linked Securities Risk. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (“TIPS”) as well as securities issued by other entities such as corporations and municipalities. Such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation related bonds exist which may or may not provide a similar guarantee.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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Other Investment Company Risk. If the Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

ETF Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. In addition, Fund shareholders indirectly bear the expenses of the ETFs.

Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in mortgage-related and mortgage-backed securities that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Equity Securities Risk. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a the Fund invests will cause the Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. The value of preferred stock also can be affected by prevailing interest rates. Preferred securities may pay fixed or adjustable rates of return. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, preferred stock is also subject to the credit quality of the issuer. Accordingly, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risk as apply to the underlying security.

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Convertible Securities Risk. A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security may not be as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates), declines in real estate values or other risks related to local or general economic conditions, the financial condition of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing, potential environmental liabilities; and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code, and/or maintain an exemption from the registration requirements of the 1940 Act.

Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.

Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

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Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.

Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.

Focus Risk. To the extent that a Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Redemption Risk. The Fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the Fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an investor has a large position in the Fund, the Fund may experience relatively large redemptions if such investor reallocates its assets. Although the Fund seeks to minimize the impact of such transactions where possible, its performance may be adversely affected.

Portfolio Holdings Disclosure

A description of the Fund’s policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional Information (see “Disclosure of Information Regarding Portfolio Holdings” in the Statement of Additional Information).

Management of the Fund

Investment Adviser

Advanced Asset Management Advisors, Inc. (“Adviser”) serves as the investment adviser to the Fund and has its principal place of business at 4995 Bradenton Avenue, Suite 210, Dublin, Ohio 43017. The Adviser is organized under the laws of the state of Delaware and is registered as an investment adviser with the SEC. The Adviser has provided investment advisory services since 1999. As Adviser to the Fund, subject to the Board of Trustees’ supervision, the Adviser reviews, supervises and administers the Fund’s investment program. The Adviser ensures compliance with the Fund’s investment policies and guidelines. For its services, the Adviser is entitled to a management fee of 0.75% which is calculated daily and paid monthly based on the average daily net assets of the Fund. As of February 28, 2017, the Adviser had approximately $790.5 million in assets under management or advisement.

Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and the Fund will be available in the Fund’s first report to shareholders for the period ended October 31, 2017.

Portfolio Managers

The portfolio managers responsible for the day-to-day management of the Fund’s investments are Robert Baker and Philip Voelker. Each portfolio manager plays an equal role with respect to the management of the Fund.

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Robert D. Baker, President. Mr. Baker founded the Adviser, oversees the management of the company, and serves on the firm’s investment committee. Mr. Baker received a Bachelor of Science degree in finance from The Ohio State University. With nearly 36 years in the industry, Mr. Baker has a wealth of experience in asset management.

Philip A. Voelker, Chief Investment Officer. Mr. Voelker directs and manages the Adviser’s investment strategy and policy. With more than 42 years of experience managing securities portfolios, Mr. Voelker has pursued and secured a broad spectrum of objectives from short-term cash management to long-term steady returns to aggressive growth of investments. He is a cum laude graduate of The Ohio State University.

Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund is available in the Statement of Additional Information (see “Investment Adviser” in the Statement of Additional Information).

Business Manager and Administrator

Foreside Management Services, LLC (“Foreside”) serves as business manager and administrator for the Trust on behalf of the Fund. Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

Distributor

Pursuant to a Distribution Agreement, BHIL Distributors, LLC (the “Distributor”), an affiliate of Foreside, as the principal distributor of the Fund’s shares, directly and through other firms, advertises and promotes the Fund.

Custodian, Transfer Agent, Financial Administrator and Fund Accountant

MUFG Union Bank, N.A., serves as the Trust’s custodian with respect to the Fund. Ultimus Fund Solutions, LLC serves as the Fund’s transfer agent, financial administrator and fund accountant.

Your Account

Pricing Your Shares

Your order to purchase or redeem shares is priced at the net asset value (“NAV”) next calculated after your order is received in proper form by the Fund or financial intermediary. An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount. The NAV of the Fund may fluctuate every day.

A purchase, redemption or exchange request is considered to be “in proper form” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

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•	The account number (if issued) and Fund name;
•	The amount of the transaction, in dollar amount or number of shares;
•	For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;
•	Required signature guarantees, if applicable; and
•	Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call [ ] (toll free) for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “proper form” unless you have provided all information required under the “Customer Identification and Verification” section as described below.

Net Asset Value

The NAV of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The NAV per share may fluctuate daily. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Valuing the Fund’s Assets

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations for equity securities and prices supplied by independent pricing services for fixed income securities. If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Pricing Committee, established pursuant to the Fund’s security valuation procedures, will value the Fund’s assets at their fair value according to policies approved by the Board of Trustees. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Pricing Committee of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. To the extent the assets of the Fund are invested in other registered investment companies, not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Investing in the Fund

Share Purchases

Shares of the Fund have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Fund generally does not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Fund. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation or partnership. Investment in the Fund by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Fund.

Shares are available for purchase every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing shares are not issued.

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Minimum Investment Required

The minimum initial investment in the Fund is $10,000. The minimum addition investment in the fund is $____. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.

•	Enclose a check payable to the Fund.

•	Mail the application and the check to the Transfer Agent at one of the following address:

Via Regular Mail: AAMA Income Fund c/o [ ]	Via Overnight Mail: AAMA Income Fund c/o [ ]

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, traveler’s checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-[                        ] to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the Transfer Agent receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Funds’ behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, its authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

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Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made at any time. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

•	By sending a check, made payable to the Fund, c/o [ ]. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

•	By wire to the account of the Fund described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-[ ] before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

The minimum investments under the automatic investment plan must be at least $____ under the plan and are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing);

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more of less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

Anti-Money Laundering Program

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

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Frequent Purchases and Redemptions of Fund Shares

Frequent purchases and redemptions of the Fund’s shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. The Fund discourages, and has established policies and procedures designed to detect and deter, frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Fund’s policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts that meet thresholds set by the Fund based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down (“market timing”); (ii) the Fund, the Adviser and/or the Distributor reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Fund, the Adviser and the Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Fund. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

Shares of the Fund may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders.

Other Purchase Information

The Fund reserves the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Fund.

Redeeming Shares

The Fund redeems shares at the net asset value next determined after the Transfer Agent receives the redemption request. Redemptions may be made on Business Days. Redemption requests must be received in proper form and can be made by telephone or in writing.

By Mail. You may redeem shares by mailing a written request to the AAMA Income Fund, c/o [                       ]. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees. If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

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Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-[           ].

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically to an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application. Shareholders may be charged a fee of $15 for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates the NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

Involuntary Redemption

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $1,000 due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-[                ] for additional information.

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Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. Such securities distributed in lieu of cash will be subject to market fluctuation until sold and any illiquid securities may be difficult to convert to cash. Fund shareholders may also incur transaction costs when the securities are sold. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Exchanges

Shareholders may exchange shares of the Fund for shares of the AAMA Equity Fund on any business day by contacting the Transfer Agent directly by mail or telephone by calling [                        ]. The minimum amount for an exchange is the minimum initial investment of the AAMA Equity Fund, provided, however, that the Trust and/or its designated agents reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders exchanging out of the Fund will receive dividends in the Fund through the date the exchange is effected and will begin receiving dividends in the other fund the next Business Day. An exchange between funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the fund from which the exchange is made and a purchase of the shares of the fund into which the exchange is made.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the funds. For more information about the funds’ policy on excessive trading, see “Frequent Purchases and Redemptions of Fund Share” above.

The availability of the exchange privilege is subject to the purchase and redemption policies and current operating practices of each fund. For example, a shareholder may not exchange into a fund that is closed to purchases and a shareholder may not exchange out of a fund that is currently satisfying redemptions under the redemption in kind provisions.

The Trust reserves the right to amend or terminate this privilege upon 60 days’ notice to shareholders.

Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of the Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

Shareholder Information

Voting Rights

The Trust currently has five separate funds, including the Fund. The shares of the other funds are described in separate prospectuses. Shares of each fund represent interests only in the corresponding fund and have equal voting rights within each fund. The Trust’s First Amended and Restated Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the Investment Company Act of 1940, as amended, or the document establishing and designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).

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Shareholder Reports and Other Information

The Fund will send one copy of the prospectus and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Fund at [                         ] (toll free) and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Dividends and Distributions

The Fund typically declares and pays income dividends monthly. Net capital gains, if any, of the Fund are generally declared and paid once each year. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within seven business days after the payable date.

Federal Income Tax Information

The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for its future taxable years so long as such qualification is in the best interests of shareholders. If the Fund so qualifies, it will not pay federal income tax on the income and capital gains that it distributes to its shareholders.

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any taxable dividends and distributions received. This applies whether dividends or distributions are received in cash or as additional shares.

Distributions of net investment income, other than “qualified dividend income,” are taxable for federal income tax purposes at ordinary income tax rates. Distributions designated as qualified dividend income are generally taxed to non-corporate investors at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares. Long-term capital gain is taxable to non-corporate shareholders at a maximum federal income tax rate of 20%. Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares. Dividends paid by the Fund may qualify in part for the “dividends received deduction” available to corporate shareholders, provided certain holding period and other requirements are satisfied.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received by shareholders on December 31 of the calendar year declared. Information on the federal income tax status of dividends and distributions is provided annually.

If a shareholder purchases shares of the Fund shortly before a dividend or distribution, the shareholder will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

Unless a shareholder is exempt from federal income tax, a redemption or exchange of Fund shares is generally a taxable event. Depending on the purchase price and the sale price of the shares the shareholder sells or exchanges, the shareholder may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the shares were held for more than one year. If the shares were held for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss.

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An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Dividends and distributions may be subject to state and local taxes.

Prospective shareholders of the Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

Financial Highlights

Financial information about the Fund is not provided because, as of the date of this prospectus, the Fund has not yet issued an annual or semi-annual report. Once the information is available, you may request a copy of this information by calling the Fund at 1-[                    ].

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Shareholder Reference Information

Adviser
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Business Manager and Administrator
Foreside Management Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Distributor
BHIL Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, CA 94104

Independent Registered Public Accounting Firm

Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund’s investments and operations. The annual shareholder report will contain a discussion of the market conditions and the investment strategies that significantly affected the performance of the Fund during the last fiscal year. The annual and semi-annual shareholder reports will contain a listing of the Fund’s portfolio holdings and the Fund’s financial statements. These documents, when available, may be obtained without charge from the following sources:

By Phone:	In Person:
1-[ ]	Public Reference Room
Securities and Exchange Commission
By Mail:	Washington, D.C.
AAMA Income Fund	(Call 1-202-551-8090 for more information)
c/o [ ]
By Internet:
http://www.sec.gov (EDGAR Database)
Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102	By E-mail:
(a duplication fee is charged)	publicinfo@sec.gov
(a duplication fee is charged)

To request other information about the Fund or to make shareholder inquiries, call 1-[                 ].

The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).

Investment Company Act file number: 811-03541

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AAMA Funds

Privacy Policy

SAFEGUARDING PRIVACY

We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of Asset Management Fund.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

•	Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information);

•	Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

•	Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

We may disclose all non-public personal information we collect, as described above, to companies (including affiliates) that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services provided they use the information solely for these purposes and they enter into confidentiality agreements regarding the information.

INFORMATION WE MAY SHARE WITH AFFILIATES

If we have affiliates which are financial service providers that offer investment advisory, brokerage and other financial services, we may (subject to Board approval) share information among our affiliates to better assist you in achieving your financial goals.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing nonpublic personal information the first time we do business and every year that you are a customer of Asset Management Fund or anytime we make a material change to our privacy policy.

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 Subject to Completion, dated April 5, 2017

The information in this statement of additional information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ASSET MANAGEMENT FUND
STATEMENT OF ADDITIONAL INFORMATION

June___, 2017

AAMA Equity Fund – AMFEX

AAMA Income Fund – AMFIX

690 Taylor Road, Suite 210, Gahanna, Ohio 43230

The AAMA Equity Fund and AAMA Income Fund (each, a “Fund” and collectively, the “Funds”) are each a portfolio of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company. Each Fund is represented by a series of shares separate from those of the Trust’s other series.

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses for the Funds, dated June___, 2017 (the “Prospectuses”), copies of which may be obtained from the Trust at Asset Management Fund, c/o [                                                      ].

No financial statements or independent registered public accounting firm’s report are included in this SAI as the Funds have not yet completed their initial fiscal year since inception. The Funds will provide the Annual Report for future periods without charge upon written request or request by telephone.

Capitalized terms not defined in this Statement of Additional Information and defined in the Prospectuses shall have the meanings defined in the Prospectuses.

TRUST HISTORY

The Trust is a Delaware statutory trust operating under a First Amended and Restated Declaration of Trust dated September 22, 2006.

The Trust was formerly a Maryland corporation, which commenced operations on November 9, 1982. In September 1994, the Trust changed its name from Asset Management Fund for Financial Institutions, Inc. to Asset Management Fund, Inc. and on September 30, 1999, as part of the reorganization into a Delaware statutory trust, changed its name to Asset Management Fund. The Trust is an open-end, management investment company and each of the Funds is diversified.

ORGANIZATION AND DESCRIPTION OF SHARES

The Trust currently offers an unlimited number of shares of beneficial interest divided into five (5) funds, including the AAMA Equity Fund and the AAMA Income Fund. The other funds are described in a separate prospectus and statement of additional information. The shares of each fund represent interests only in the corresponding fund. When issued and paid for in accordance with the terms of offering, each share is legally issued, fully paid and non-assessable. All shares of beneficial interest of the same class have equal dividend, distribution, liquidation and voting rights and are redeemable at net asset value, at the option of the shareholder. In addition, the shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted, by the provisions of such Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares (as defined under “General Information” below) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class in the matter are substantially identical or the matter does not affect any interest of such class. However, the Rule exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of the Rule.

The Trust is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to the Adviser, the Distributor and Foreside Management Services, LLC (“Foreside”) with respect to each Fund, any brokerage fees and commissions of each Fund, any portfolio losses of each Fund, each Fund’s pro rata share of taxes, interest or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust with respect to each Fund for violation of any law, and extraordinary expenses incurred by the Trust with respect to each Fund. As set forth below, Foreside has agreed under the Management and Administration Agreement to pay certain expenses that would otherwise be expenses of the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks of the Funds are discussed in the Prospectuses. This section contains a more detailed discussion of some of the investments the Funds may make, some of the techniques the Funds may use and the risks related to those techniques and investments. Additional non-principal strategies and risks also are discussed here.

As noted in the Prospectuses, in addition to the main investment strategy and the main investment risks described in each Prospectus, the Funds may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, the Funds are not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Funds.

Equity Securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, warrants and other rights to acquire such instruments. Holders of equity securities are not creditors of the issuer and, in the event the issuer is liquidated, would be entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

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Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s Board.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Convertible Securities. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer’s common stock at the holder’s option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer’s capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its “investment value” (i.e., its value as a fixed income security) or its “conversion value” (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Risks of Investing in Equity Securities. While investing in stocks allows investors to participate in the benefits of owning a company, investors must accept the risks of ownership. Unlike bondholders, who have preferential rights to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money. Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

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•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because common and preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of common and preferred stock than in a more senior debt security with similar stated yield characteristics.

Debt Securities. Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

High Yield/High Risk Securities/Junk Bonds. High yield bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s) or unrated but determined by the Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, if a Fund invests in lower rated securities it may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund’s investments in lower rated securities.

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U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are generally deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

When-Issued, Delayed-Delivery and To Be Announced Securities. A Fund may purchase when-issued, delayed-delivery and to-be-announced (“TBA”) securities. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. TBA mortgage securities are mortgage pools where the issuer has defined and agreed to, in advance, the basic terms for investors, but has not yet specified the mortgage pools that will serve as collateral and will be delivered to a Fund.

Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues until delivery and payment take place. By the time of delivery, such securities may be valued at less than the purchase price. At the time a Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its net asset value. When such securities are purchased, a Fund must segregate liquid assets to pay for the purchase until acquisition. On delivery dates for such transactions, a Fund will meet its obligations from maturities or sales of the securities that are segregated and/or from available cash. If a Fund sells such a security before the security has been delivered, the Adviser will instruct the Trust’s custodian to segregate assets to cover the security to satisfy the Fund’s delivery obligations. Whenever a Fund is required to segregate assets, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute segregated assets. In addition, FINRA is developing new requirements for the posting of initial and variation margin on all forward settling trades. If enacted in their current form, a Fund may be required to post cash margin to the broker/dealer executing the transaction.

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Adjustable Rate Securities. A Fund may purchase debt securities that have variable or floating rates of interest (“Variable Rate Securities”). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U or any inflation index will accurately measure the real rate of inflation in the prices of goods and services.

For federal income tax purposes, any increase in the principal amount of an inflation-indexed bond will generate taxable ordinary income prior to the payment of such amount. Thus, a Fund may be required to dispose of portfolio securities when it might not otherwise do so in order to satisfy the distribution requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid federal income and excise taxes.

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Time Deposits. Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

Certificates of Deposit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

Bankers’ Acceptance. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

Commercial Paper. Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A Fund may invest in commercial paper rated A-1 or A-2 by Standard & Poor’s Ratings Services (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Service (“Moody’s”), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody’s or by S&P.

Yankee Bonds. Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See “Foreign Securities” in this SAI.

Zero Coupon Bonds. These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security’s liquidity and the issuer’s credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund’s investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments (“coupons”) separated from the underlying principal (“corpus”) by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities,” a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

Factors affecting the value of Debt Securities. The total return of a debt instrument is composed of two elements: the percentage change in the security’s price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

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Interest Rates. The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

Prepayment Risk. This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can hurt mortgage-backed securities, which may cause your share price to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity can have the unintended effect of increasing or reducing the effective duration of a Fund, which may adversely affect the expected performance of the Fund. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Extension Risk. The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

Credit Rating. Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered “risk free.” Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher “risk premium” in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this “risk premium.” If an issuer’s outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the securities. If an issuer defaults or becomes unable to honor its financial obligations, the securities may lose some or all of their value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated security. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (“junk bonds”) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately. Rating agencies are organizations that assign ratings to securities based primarily on the rating agency’s assessment of the issuer’s financial strength. The Funds currently use ratings compiled by Moody’s, S&P and Fitch. Credit ratings are only an agency’s opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk.

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The Adviser may use ratings produced by ratings agencies as guidelines at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and may take actions if a rating agency reduces the security’s rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. A Fund may invest in securities of any rating.

Mortgage-Backed Securities. Most mortgage-backed securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by unscheduled payments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-related securities have additional features that entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not the mortgagor actually makes the payment. Any guarantees of interest and principal payments may be either as to timely or ultimate payment.

The average maturity of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool’s average maturity may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, and the location and age of the mortgage. Since prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool or group of pools. However, the average life will be substantially less than the stated maturity.

Mortgage-backed securities may be classified into the following principal categories, according to the issuer or guarantor:

•	Government mortgage-backed securities consist of both governmental and government-related securities. Governmental securities are backed by the full faith and credit of the U.S. Government. GNMA, the principal U.S. Government guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest, but not of market value, on securities issued by approved institutions and backed by pools of Federal Housing Administration-insured, Veterans Administration-guaranteed mortgages or Rural Housing Service loans. Government-related securities are issued by U.S. Government-sponsored corporations and are not backed by the full faith and credit of the U.S. Government. Issuers include FNMA and FHLMC. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC issues mortgage-backed securities representing interests in mortgage loans pooled by it. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

•	FNMA is subject to general regulation by the Federal Housing Finance Authority. FNMA purchases residential mortgages from a list of approved seller servicers, which includes Federal and state savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

•	FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (“PCs”) which represent interests in mortgages from FHLMC’s national portfolio.

In September 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. The U.S. Treasury also pledged to make additional capital contributions as needed to help ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. FNMA and FHLMC continue to rely on the support of the U.S. Treasury to continue operations, and it is not known when the conservatorships will be terminated or what changes will be made to their operations following the conservatorships.

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Other mortgage-backed securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities.

If mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders’ principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled repayment of principal will increase current and total returns.

A Fund may invest in mortgage-backed securities that may be affected by a number of external factors, such as home prices and mortgage loan underwriting standards, as well as a number of macro-economic factors, such as demographic and employment trends. Additionally, with the GSEs likely to remain in government conservatorship for the foreseeable future and the current economic recovery somewhat muted and government finances still troubled, these factors may continue to have a far-reaching impact on a Fund’s holdings. The U.S. federal government may continue to explicitly support the GSEs but changes in this policy could have a far-reaching impact on the Funds’ holdings, and could create liquidity and valuation issues with respect to these securities and other mortgage-backed securities in which the Funds may invest.

Risks of Mortgage-Backed Securities. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

If a Fund purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have similar effects on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

In general, mortgage loan repayments may be adversely affected by matters such as a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in high mortgage payments by holders of adjustable rate mortgages. For example, the value of mortgage-related securities has been adversely affected by the recent disruptions in the credit markets, the increase in the default rate on prime and subprime residential mortgages, and the overall decrease in residential home prices from the price levels reached during the 2003-2007 time period. It is possible that, as a result of these and other circumstances, the value of mortgage-related securities will continue to be adversely affected for some time. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Other Asset-Backed Securities. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

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Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion (“liquidity protection”). In addition, asset- backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool (“credit support”). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

Derivative Instruments. Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in a Fund’s prospectus, a Fund may use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. The Funds have filed a notice under the Commodity Exchange Act under Regulation 4.5 and is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. The Funds intend to limit their investments in certain derivatives, such as futures, commodity options and swaps, if any, to de minimus thresholds necessary to meet the requirements of the Rule 4.5 exclusion. These limits may prevent the Funds from seeking attractive investment opportunities if the Funds are otherwise investing in instruments subject to the Commodity Futures Trading Commission regulation. For certain types of derivatives, the Funds will cover their obligations under such instruments in accordance with SEC guidance.

 Futures. A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as “contract markets”) which are approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

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Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant, or custodian bank when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.”

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”) at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or “OTC options”). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

Purchasing Put and Call Options. When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the “option premium”). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities (“protective puts”) or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

Selling (Writing) Put and Call Options. When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security’s value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

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The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, a Fund would expect the option to expire and the premium it received to offset the decline of the security’s value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Funds are permitted only to write covered options. At the time of selling the call option, the Funds may cover the option by owning:

•	The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

•	A call option on the same security or index with the same or lesser exercise price;

•	A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

•	Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

•	In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the put option by:

•	Entering into a short position in the underlying security;

•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

•	Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

•	Maintaining the entire exercise price in liquid securities.

Options on Securities Indices. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

Options on Futures. An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.

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A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, a Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Swap Agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, such Fund must be prepared to make such payments when due. In addition, if the counter-party’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

EQUITY SWAPS — In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

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INTEREST RATE SWAPS — Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.”

Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

CURRENCY SWAPS — A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

Caps, Collars and Floors. Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Risks of Derivative Instruments. While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund’s gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

Correlation of Prices. A Fund’s ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble the portfolio securities it is trying to hedge. However, if a Fund’s prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

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•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

•	a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

Lack of Liquidity. Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position.

In an illiquid market, a Fund may have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so; have to purchase or sell the instrument underlying the contract; not be able to hedge its investments; and not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;

•	the facilities of the exchange may not be adequate to handle increased trading volume;

•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

•	investors may lose interest in a particular derivative or category of derivatives.

Margin. Because of the low margin deposits required upon the opening of a derivative position, such transactions may involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

Volatility and Leverage. The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including actual and anticipated changes in interest rates; fiscal and monetary policies; and national and international political events.

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Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Counterparty Risk. Some derivatives are obligations entered into with a particular counterparty. If the counterparty defaults or refuses to honor its obligations, a Fund may lose amounts due it from the obligations, or may be delayed in receiving such amounts.

Foreign Securities. Foreign securities are debt and equity securities that are traded in markets outside of the United States. The countries in which these markets are located can be developed or emerging. A Fund may invest directly in foreign securities denominated in a foreign currency or through depositary receipts.

Depositary Receipts. A Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in the U.S. securities markets. EDRs are the European equivalent of ADRs and are designed to attract investment capital from the European region. GDRs are designed to raise capital in the U.S. and foreign securities markets. The underlying shares of depositary receipts are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, a sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.

Risks of Foreign Securities.

Foreign Market Risks. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Currency Risk and Exchange Risk. While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: it may be expensive to convert foreign currencies into U.S. dollars and vice versa; complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

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Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the Fund’s portfolio managers to completely and accurately determine a company’s financial condition.

Emerging Markets Risk. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Real Estate Investment Trusts (“REITs”). The Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include: limited financial resources; infrequent or limited trading; and more abrupt or erratic price movements than larger company securities. In addition, small capitalization stocks, such as certain REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

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Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund generally may not own more than 3% of the outstanding voting stock of an investment company. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies, unregistered investment companies, and exchange traded funds (ETFs).

If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Funds, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends on each underlying fund’s ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses of the underlying funds.

Repurchase Agreements. A Fund may, subject to its investment policies, enter into repurchase agreements under which it may acquire obligations of the U.S. Government or other obligations subject to an obligation of the seller to repurchase and a Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. If the seller defaults on its obligation to repurchase the underlying instrument from a Fund, which in effect constitutes collateral for the seller’s obligation, at the price and time fixed in the repurchase agreement, the Fund might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by a Fund may be delayed or limited. A Fund may enter into repurchase agreements only with insured depository institutions and registered broker-dealers that the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. A Fund will limit its collateral to U.S. Government Securities or U.S. Government Agency securities. A Fund will hold collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund, and the Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Trust’s custodian. Repurchase agreements with remaining terms exceeding seven days will be deemed to be illiquid.

Loans of Portfolio Securities. For the purpose of achieving income, a Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Short Sales. In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A Fund may not always be able to borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions.

Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short sale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

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Illiquid Securities. A Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with remaining maturities in excess of seven days, fixed time deposits which are not subject to prepayment (other than overnight deposits), and other securities whose disposition is restricted under federal securities laws other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees.

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Temporary Defensive Position. From time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective.

Portfolio Turnover. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. Higher portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates for federal income tax purposes). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Prepayments of mortgage-backed securities will cause a Fund to have an increased portfolio turnover rate.

Percentage Investment Limitations. Unless otherwise stated, all percentage limitations on Fund investments will apply at the time of investment. The Funds would not be deemed to have violated these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

INVESTMENT RESTRICTIONS

Fundamental Investment Policies. The Trust has adopted the following investment restrictions for the Funds, none of which may be changed without the approval of a majority of the outstanding shares of the Funds. As used in the Prospectus and Statement of Additional Information, the term “majority,” when referring to the approvals to be obtained from shareholders, means the vote of the lesser of (1) 67% of a Fund’s shares of each class or of the class entitled to a separate vote present at a meeting if the holders of more than 50% of the outstanding shares of all classes or of the class entitled to a separate vote are present in person or by proxy, or (2) more than 50% of a Fund’s outstanding shares of all classes or of the class entitled to a separate vote. In addition to these investment restrictions, the investment objective of each Fund is fundamental and cannot be changed without the approval of such Fund’s shareholders.

1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that a Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of the Fund.

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2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Concentration. Each Fund will invest no more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the US government, its agencies and instrumentalities or repurchase agreements with respect thereto.

7. Loans. The Funds reserve the ability to make loans and expects to make such loans and investments from time to time in accordance with applicable law, including the lending of portfolio securities and making or purchasing interests in commercial loans, senior loans and loan participations and assignments.

With respect to the percentages adopted by the Funds as maximum limitations on their investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for a Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) such Fund shall reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental Policies. The following limitations have been adopted by the Trust and with respect to the Funds and are non-fundamental, which means the Funds may change them without shareholder approval (see “Fundamental Investment Policies” above).

1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in fundamental investment limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

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2. Borrowing. The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4. Illiquid Investments. The Funds will not acquire “illiquid securities” if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of a Fund’s net assets.

5. The AAMA Equity Fund has an 80% investment policy which may be changed by the Fund’s Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

PURCHASE AND REDEMPTION OF SHARES

Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and intermediaries are authorized to accept orders on the Funds’ behalf.

A purchase order is considered binding upon the investor. Should it be necessary to cancel an order because payment was not timely received, the Trust may hold the investor responsible for the difference between the price of the shares when ordered and the price of the shares when the order was cancelled. If the investor is already a shareholder of the Trust, the Trust may redeem shares from the investor’s account in an amount equal to such difference. In addition, the Trust, the Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of a Fund’s shares.

The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption (1) for any period during which the New York Stock Exchange (the “Exchange”) is closed, other than customary weekend and holiday closings (i.e., New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day), or during which trading on the Exchange is restricted, (2) for any period during which an emergency, as defined by the rules of the Securities and Exchange Commission, exists as a result of which (i) disposal by a Fund of securities held by such Fund is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of such Fund’s net assets, or (3) for such other periods as the Securities and Exchange Commission, or any successor governmental authority, may by order permit for the protection of shareholders of each Fund.

MANAGEMENT OF THE TRUST

Board of Trustees

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The Trustees’ responsibilities include reviewing the actions of the Adviser, Distributor and Administrator.

Trustees and Officers

Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below. The following table provides information regarding each Independent Trustee of the Trust, as defined in the 1940 Act. As noted in the Organization and Description of Shares section on page 1, the Trust currently consists of five funds, including the Funds.

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Name, Age and Address[1]	Position(s) Held With Trust, Length of Time Served and Term of Office	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships During the Past Five Years	No. of Portfolios in Trust Overseen
Independent Trustees
David F. Holland Age: 75	Chairman of the Board since 2015. Trustee since 1993 and from 1988 to 1989. Indefinite Term of Office	Retired; Director, Preferred Community Bank since 2013.	5

Carla S. Carstens Age 66	Trustee since 2015. Indefinite Term of Office	Advisory Board of Directors of AIT Worldwide Logistics, 2013 to 2015; Board member and Treasurer of Athena International, 2010 to 2016; Board member and Chairman of Strategic Planning and Diversity Initiatives of Financial Executives International Chicago, 2009 to present; Board of Directors and Audit Committee Chair of Chicago Yacht Club Foundation, 2015 to present.	5

David J. Gruber Age: 53	Trustee since 2015. Indefinite Term of Office	Director of Risk Advisory Services for Holbrook and Manter, CPAs from January 2016 to present; President of DJG Financial Consulting, LLC (financial consulting firm), 2007 to 2015; Independent Trustee for Monteagle Funds (6 Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Board member of Cross Shore Discovery Fund, 2014 to present; Board member of Fifth Third Funds, 2003-2012;	5

1 The mailing address of each Independent Trustee is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Age and Address[1]	Position(s) Held With Trust, Length of Time Served and Term of Office[2]	Principal Occupation(s) During Past Five Years, Prior Relevant Experience and Other Directorships During the Past Five Years	No. of Portfolios in Trust Overseen
Interested Trustees and Officers

Dana A Gentile [3] Age: 54	Trustee since 2014. Indefinite Term of Office President since 2014.	Managing Director, Foreside Financial Group, LLC (formerly Beacon Hill Fund Services, Inc.), 2013 to present. Senior Vice President, Product Management, Citi Fund Services Ohio, Inc., 2012 to 2013; Senior Vice President, Compliance Services, Citi Fund Services Ohio, Inc., 2007 to 2012.	5

Trent M. Statczar Age: 45	Treasurer since 2009.	Director, Foreside Financial Group, LLC (formerly Beacon Hill Fund Services, Inc.), 2008 to present.	N/A

Eimile J. Moore Age: 47	Chief Compliance Officer since 2016. AML Officer since 2016.	Director, Foreside Financial Group, LLC (formerly Beacon Hill Fund Services, Inc.), 2011 to present; Chief Compliance Officer of Diamond Hill Funds 2014 to present.	N/A

Jennifer Gorham Age: 35	Secretary since 2016.	Director, Foreside Financial Group, LLC (formerly Beacon Hill Fund Services, Inc.), 2015 to present; Paralegal, Red Capital Group, LLC, from 2011 to 2015.	N/A

David Bunstine Age: 51	Assistant Secretary since 2016.	Managing Director, Foreside Financial Group, LLC (formerly Beacon Hill Fund Services, Inc.) 2013 to present; President of Context Capital Funds 2015 to present; Director Citi Fund Services Ohio, Inc., from 2007-2013.	N/A

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[1]	The mailing address of each officer is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230.
[2]	The Trust’s officers, except the Chief Compliance Officer, are elected annually by the Board of Trustees. The Trust’s Chief Compliance Officer is designated by the Board of Trustees and may only be removed by action of the Board of Trustees, including a majority of Independent Trustees.
[3]	This Trustee is an “interested person” of the Trust under the 1940 Act because she is the President of the Trust. She also holds certain positions with the Trust’s business manager and administrator, Foreside Management Services, LLC.

The following table sets forth the compensation earned by Independent Trustees from the Trust and the fund complex for the fiscal year ended October 31, 2016:

	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex
Independent Trustees
David F. Holland	$24,500	$0	$0	$24,500
Carla S. Carstens	$24,500	$0	$0	$24,500
David J. Gruber	$24,500	$0	$0	$24,500
Interested Trustee
Dana A. Gentile	$0	0	$0	$0

The Independent Trustees receive an annual retainer of $8,000. For each in-person meeting, the meeting attendance fee is $3,000 for board meetings and $1,000 for committee meetings. For each telephonic meeting, the meeting attendance fee is $500. During the year ended October 31, 2016, the Board held four regular in-person meetings and one special telephonic meeting.

The Interested Trustee receives no compensation from the Trust.

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Board of Trustees: Leadership Structure and Committees

Experience and Qualifications

The Trustees were selected to serve and continue on the Board based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, and a commitment to the interests of shareholders.

The following is a summary of the experience, qualifications, attributes and skills of each Trustee that support the conclusion, as of the date of this Statement of Additional Information, that each Trustee should serve as a Trustee in light of the Trust’s business and structure. References to the experiences, qualifications, attributes and skills of the Trustees are made pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

David F. Holland. Mr. Holland has served as a member of the Board of Trustees of the Trust from 1988-1989 and since 1993, the Chairman of the Audit Committee of the Board from 2004 to 2015, Lead Independent Trustee in 2015 and Chairman of the Board since 2015. Over the course of his career, Mr. Holland has served as Chairman of the Board, Chief Executive Officer and President of BostonFed Bancorp Inc. from 1995 to 2005, and Chairman of the Board and Chief Executive Officer of Boston Federal Savings Bank from 1989 to 2005 (Chief Executive Officer from 1986 to 2005). He has also served as Director of TD Banknorth, Massachusetts, Chairman of America’s Community Bankers, Director of ACB Investment Services, Inc., Director and Vice Chairman of the Federal Home Loan Bank of Boston and President of the Thrift Industry Advisory Council, an adviser to the Federal Reserve Board. Additionally, Mr. Holland was employed at KPMG LLP from 1963 to 1974, serving most recently as Manager. Mr. Holland maintained his status as a Certified Public Accountant from 1966 to 1990 and served on the Financial Advisory Standards Advisory Committee (FASAC) from 1991 to 1994. Mr. Holland is a current Director of Preferred Community Bank.

Carla S. Carstens. Ms. Carstens has served as a member of the Board of Trustees of the Trust and Chairwoman of the Nominating and Governance Committee since 2015. Over the course of her career she as served in an array of strategic and governance positions and as a Trustee and Audit Committee Chair for another mutual fund. Ms. Carstens has served on the Advisory Board of Directors of AIT Worldwide Logistics, 2013 to 2015; Trustee and Audit Committee Chair of Lou Holland Trust mutual fund, 2005-2010; Board member and Treasurer of Athena International, 2010 to 2016; Board member and Chairman of Strategic Planning and Diversity Initiatives of Financial Executives International Chicago, 2009 to present; Board of Directors of Chicago Yacht Club Foundation, 2015 to present and Audit Committee Chairwoman 2016 to present. Ms. Carstens was a Principal of Tatum LLC (performance improvement consulting firm); President of Carstens Associates (strategic and operational consulting firm); and Vice President Strategic Planning of Amoco Oil Company.

David J. Gruber. Mr. Gruber has served as a member of the Board of Trustees of the Trust and Chairman of the Audit Committee since 2015. Mr. Gruber is a CPA and served as an independent Trustee, Compliance Committee Chair, a member of the Audit Committee and Financial Expert for the Fifth Third Funds from 2003-2012. Mr. Gruber served as a Board member and Treasurer of CASA of Delaware Country from 2009 to 2010. Mr. Gruber is an independent Trustee for Cross Shore Discovery Fund, Audit Committee Chair and Valuation Committee member, from 2014 to present. Mr. Gruber is an independent Trustee for Monteagle Funds, Audit Committee Chair and Valuation Committee member from 2015 to present. Mr. Gruber is Director of Risk Advisory Services for Holbrook and Manter, CPAs from January 2016 to present. Mr. Gruber was President and Chief Executive Officer of DJG Financial Consulting, LLC from 2007 to 2015, and performed Sarbanes-Oxley assessments for public companies and served as a chief financial officer for a non-profit organization.

Dana A. Gentile. Ms. Gentile, an interested person of the Trust, has served as a member of the Board of Trustees of the Trust since 2014. Ms. Gentile has been President of the Trust since 2014 and is currently a Managing Director at Foreside Financial Group, LLC (formerly Beacon Hill Fund Services, Inc.) since 2016. Ms. Gentile has more than 28 years of experience in the financial services industry with more than 26 years of mutual fund experience that include leadership and senior management roles in various compliance, regulatory and administration functions, client services and product management from 1987 to 2013 at Citi Fund Services, Inc., a large third party mutual fund service provider.

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Board Structure

The Board has general oversight responsibility with respect to the business and affairs of the Trust. The Board establishes policies and reviews and approves contracts and their continuance. The Trustees regularly request and/or receive reports from the Adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board currently is composed of four trustees, three of whom are not “interested persons” of the Trust (as that term is defined in the 1940 Act). Mr. Holland, an independent trustee, serves as the Chairman of the Board. The Board has determined that the Trust’s leadership structure provides a combination of management and industry experience and independence that is appropriate given the character and circumstances of the Trust, including items such as the number of portfolios that comprise the Trust, the net assets of the Trust, and the committee structure of the Board.

The Board of Trustees has three committees: the Audit Committee, the Nominating and Governance Committee and the Valuation Committee. The Audit Committee held three in-person meetings during the fiscal year ended October 31, 2016. The Nominating and Governance Committee held one in-person meeting during the fiscal year ended October 31, 2016. The Valuation Committee did not hold any meetings during the fiscal year ended October 31, 2016.

The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the independent registered public accounting firm. The members of the Audit Committee are David J. Gruber, Chairman and audit committee financial expert, Carla S. Carstens and David F. Holland.

The Nominating and Governance Committee is responsible for identifying and recommending individuals for membership on the Board. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources as to suitable candidates, including shareholders of the Trust. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. In selecting candidates for nomination to the Board, the Nominating and Governance Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity. The members of the Nominating and Governance Committee are David F. Holland, David J. Gruber and Carla S. Carstens, Chairwoman. Suggestions for trustee candidates and other correspondence should be sent in writing to the Secretary, Asset Management Fund, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230.

The Valuation Committee is responsible pursuant to the provisions of the Funds’ Pricing Procedures for reviewing and considering fair valuation recommendations by the Pricing Committee. The members of the Valuation Committee are Carla S. Carsten, Chairwoman, David F. Holland and David J. Gruber.

The Trust’s day-to-day operations are managed by the Adviser, Foreside Management Services, LLC (“Foreside” or the “Administrator”), the Trust’s business manager and administrator and other service providers. The Board and the committees meet regularly throughout the year to review the Trust’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers.

Risk Oversight

Through its oversight role, and through its Committees, officers and service providers, the Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the funds at regular Board meetings, and on an ad hoc basis as needed; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with the portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the Adviser, Administrator, Distributor and independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and (5) engaging the services of the CCO, to report to the full Board on a variety of matters at regular and special meetings of the Board and its Committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee and the Board on the Trust’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO to discuss, among other things, issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Board receives reports from the Adviser on the investments and securities trading of the Funds, as well as reports from the pricing committee meetings. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser as well as the Trust’s Administrator, custodians, Distributor and transfer agent.

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Cybersecurity Risk

The Trust, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Trust or its investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Trust. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede security trading, subject the Funds to regulatory fines, financial losses and/or cause reputational damage. The Trust may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

Fund Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee (either directly or through institutions in which they serve as an officer) as of December 31, 2016:

Trustee	AAMA Equity Fund[1]	AAMA Income Fund[1]	Aggregate Dollar Range of Equity Securities in All Funds within the Trust[2] Overseen by Trustee
Independent Trustees
David F. Holland	$0	$0	over $100,000
Carla S. Carstens	$0	$0	$0
David J. Gruber	$0	$0	$1-$10,000
Interested Trustees
Dana A. Gentile	$0	$0	$0

1 The Funds had not commenced operations as of December 31, 2016.

2 The Trust currently offers an unlimited number of shares of beneficial interest divided into five (5) funds, including the AAMA Funds. The other funds are managed by a different investment adviser and are described in separate prospectuses and statements of additional information.

Because the Fund has not yet commenced operations, the Officers and Trustees of the Trust as a group do not own any shares of the Funds.

No Independent Trustee owns beneficially or of record, any security of Advanced Asset Management Advisors, Inc., BHIL Distributors, LLC or Foreside.

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Control persons and principal holders of securities

The Funds had not yet commenced operations prior to the date of this SAI and did not have any voting shares outstanding.

INVESTMENT ADVISER

Advanced Asset Management Advisors, Inc. (the “Adviser”), a Delaware corporation, with its principal office at 4995 Bradenton Avenue, Suite 210, Dublin, Ohio 43017, serves as the investment adviser to the Funds. The Adviser is registered as an investment adviser under the Advisers Act of 1940, as amended.

The Adviser is a privately held corporation, primarily owned by Robert D. Baker and Philip A. Voelker.

As compensation for services to be rendered by the Adviser, the AAMA Equity Fund pays the Adviser a fee based on average net assets of the Fund, computed daily and payable monthly, at the annual rate of 1.00%. As compensation for services to be rendered by the Adviser, the AAMA Income Fund pays the Adviser a fee based on average net assets of the Fund, computed daily and payable monthly, at the annual rate of 0.75%.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed amounts specified in the prospectus of Fund until February 28, 2019. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Adviser Agreement.

Portfolio Managers

The portfolio managers of the Adviser manage the Funds’ portfolios as a team. The portfolio managers responsible for the day-to-day management of the Funds are Robert D. Baker and Philip A. Voelker. The table below shows other accounts for which the portfolio managers of the Funds are responsible for the day-to-day portfolio management as of February 28, 2017.

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Advisory Fee Based on Performance
Robert D. Baker	Registered investment companies:	0	$0	0
	Other pooled investment vehicles:	0	$0	0
	Other advisory accounts:	705	$749,489,723	0

Philip A. Voelker	Registered investment companies:	0	$0	0
	Other pooled investment vehicles:	0	$0	0
	Other advisory accounts:	705	$749,489,723	0

The Funds had not commenced operations prior to the date of this SAI, therefore the portfolio managers did not own any equity securities in the Funds.

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DISTRIBUTOR

BHIL Distributors, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101 (the “Distributor”), is the Trust’s principal underwriter and exclusive agent for distribution of the Funds’ shares. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

CODE OF ETHICS

The Trust, the Adviser and the Distributor have adopted codes of ethics under Rule 17j-1 under the 1940 Act, as amended. Board members and officers of the Trust and employees of the Adviser and Distributor are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the codes of ethics. The codes of ethics contain provisions and requirements reasonably designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

Portfolio managers, traders, research analysts and others involved in the investment advisory process are subject to special standards. Among other things, the codes of ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of quarterly reporting of securities transactions. Exceptions to these and other provisions of the codes of ethics may be granted in particular circumstances after review by appropriate personnel.

PROXY VOTING POLICIES AND PROCEDURES

For the Funds, the Trust has delegated to the Adviser the responsibility for voting the proxies related to such securities, subject to the Board of Trustee’s oversight. It is the Adviser’s policy to vote proxies in a manner that is most economically beneficial to a Fund. When a vote presents a conflict between the interests of Fund shareholders and the interests of the Adviser or Distributor, a special internal review by the Adviser’s Executive Committee determines the vote. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-247-9780 or on the Securities and Exchange Commission’s website at http://www.sec.gov. It is anticipated that only the AAMA Equity Fund will invest in voting securities.

FUND SERVICES

Business Manager and Administrator

Foreside Management Services, LLC (“Foreside”), serves as the Trust’s business manager and administrator. Foreside and the Trust have entered into a Management and Administration Agreement with respect to the Funds. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations.

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Pursuant to the Agreement, Foreside pays all operating expenses of the Trust and the Funds not specifically assumed by the Trust, unless the Trust or the Adviser otherwise agree to pay, including without limitation the compensation and expenses of any employees and officers of the Trust and of any other persons rendering any services to the Trust; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Trust in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the transfer agent, dividend disbursing agent, shareholder service agent, custodian, fund accounting agent and financial administrator (excluding fees and expenses payable to Foreside) and accounting and pricing services agent; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Funds; the cost of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to each Fund’s current shareholders; the cost of printing or preparing any documents, statements or reports to shareholders unless otherwise noted; fees and expenses of trustees of the Trust who are not interested persons of the Trust, as defined in the 1940 Act; and all other operating expenses not specifically assumed by the Trust. In paying expenses that would otherwise be obligations of the Trust, Foreside is expressly acting as an agent on behalf of the Trust. For services under the Agreement and expenses assumed by Foreside, the Trust, on behalf of the Funds, will pay Foreside an annual fee of 0.20% of average daily net assets of the Funds; subject to an aggregate minimum annual fee of $795,000 for the Funds. Foreside and the Distributor are affiliated companies.

Custodian, Transfer Agent, Financial Administrator and Fund Accountant

MUFG Union Bank, N.A. (“Union Bank”), 350 California Street, San Francisco, CA 94104, serves as the Trust’s custodian with respect to the Funds. Union Bank and the Trust have entered into a Custody Agreement (“Custody Agreement”), pursuant to which Union Bank serves as the Funds’ custodian and, among other things, will maintain custody of the Funds’ cash and securities.

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, serves as the transfer agent for the Funds. Pursuant to the terms of the transfer agency Master Services Agreement between the Trust and Ultimus (the “Transfer Agency Agreement”), Ultimus provides various transfer agency services to the Funds, including, but not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and, (iii) maintaining shareholder account records.

Ultimus also serves as the financial administrator and fund accountant for the Funds. Pursuant to the terms of the administration and fund accounting Master Services Agreement between the Trust and Ultimus (the “Fund Accounting Agreement”), Ultimus provides various administrative and fund accounting services to the Funds, which include (i) computing the Funds’ net asset value for purposes of the sale and redemption of its shares; (ii) computing the Funds’ dividend payables; (iii) preparing certain periodic reports and statements; and, (iv) maintaining the general ledger accounting records for the Funds.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Vedder Price P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601, is legal counsel to the Trust and passes upon the validity of the shares offered by the Prospectuses.

[                     ], an independent registered public accounting firm with offices at [                ], serves as the Trust’s independent registered public accounting firm.

DETERMINATION OF NET ASSET VALUE

The price (NAV) of the shares of each Fund is determined at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”) except for the following days on which the share price of the Funds is not calculated: Saturdays and Sundays; U.S. national holidays including New Years’ Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. For a description of the methods used to determine the NAV, see “Net Asset Value” in the Prospectus.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm ET, each business day on which the share price of a Fund is calculated.

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Domestic Equity Securities

Domestic equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange are valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities are valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either (1) not readily available or (2) determined by the Pricing Committee to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the closing price on the principal exchange, and then the secondary exchange if no price is available from the principal exchange. The NASD National Market System is considered an exchange. Mutual fund investments are valued at the most recently calculated (current day) NAV.

Foreign and Domestic Fixed Income Securities

Fixed income securities are valued at an evaluated bid price, generally as of 4:00 pm ET, provided by an independent pricing service approved by the Board of Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data.

Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined by the Pricing Committee to not accurately reflect their value, are valued at their fair value using procedures approved by the Board of Trustees.

FEDERAL INCOME TAX MATTERS

The following discussion is not intended to be a full discussion of federal income tax laws and their effect on shareholders. Investors should consult their own tax advisers as to the tax consequences of ownership of shares.

Each Fund is treated as a separate entity for federal income tax purposes, and thus the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies are applied to each Fund separately, rather than to the Trust as a whole. In addition, net long-term and short-term capital gains and losses, net investment income, operating expenses and all other items are determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. In order to so qualify, each Fund must, among other things: (a) diversify its holdings so that generally, at the end of each quarter of the taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, government securities, securities of other regulated investment companies and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies), the securities of two or more issuers (other than the securities of other regulated investment companies) which the Fund controls and which are engaged in the same or similar trades or business, or the securities of one or more qualified publicly traded partnerships; and (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders, provided at least 90% of its investment company taxable income for the taxable year (computed without regard to the deduction for dividends paid) is so distributed.

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Dividends and distributions are taxable to shareholders whether they are reinvested in Fund shares or paid in cash. Dividends of each Fund’s net investment income (which generally includes interest and dividend income, less certain expenses), other than “qualified dividend income,” and distributions of net short-term capital gains (i.e., the excess of net short-term capital gains over net long-term capital losses) are taxable to shareholders as ordinary income. Distributions of qualified dividend income (generally dividends received from domestic corporations and qualified foreign corporations) are taxable to individual and other non-corporate shareholders at the federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares of the Fund. Under the Code, net long-term capital gains received by corporate shareholders (including net long-term capital gain distributions by a Fund) are taxed at the same rates as ordinary income. Net long-term capital gains received by individual and other non-corporate shareholders (including net long-term capital gain distributions by a Fund) are generally taxed at a maximum federal income tax rate of 20%.

Gain or loss realized upon a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss realized by a shareholder upon the sale or redemption of a Fund’s shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

All or a portion of any loss realized upon the redemption of shares of a Fund will be disallowed if shares of the Fund or substantially identical stock or securities are acquired (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly acquired shares will be adjusted to reflect the disallowed loss. A shareholder’s ability to utilize capital losses may be limited by the Code.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

If a Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its net investment income, including such income it is required to accrue, to continue to qualify as a regulated investment company and to avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

A Fund’s transactions in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by such Fund (i.e., affect whether gain or loss is ordinary or capital), accelerate recognition of income to such Fund, defer such Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders of such Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause that Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualifying as a regulated investment company and avoiding federal income and excise taxes. Each Fund will monitor its transactions in such investments, if any, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of such Fund as a regulated investment company, and minimize the imposition of federal income and excise taxes.

31

A Fund’s transactions in broad based equity index futures contracts, exchange traded options on such indices and certain other futures contracts are generally considered “section 1256 contracts” for federal income tax purposes. Any unrealized gains or losses on such section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as sixty percent long-term capital gain or loss and forty percent short-term capital gain or loss. Gain or loss recognized on actual sales of section 1256 contract is treated in the same manner.

A Fund’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

Generally, the character of the income or capital gains that a Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as regulated investment companies. However, to the extent that another investment company that qualifies as a regulated investment company realizes net losses on its investments for a given taxable year, a Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, a Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from a Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

  Each Fund generally will be subject to a 4% nondeductible federal excise tax to the extent the Fund does not meet certain minimum distribution requirements by the end of each calendar year. To avoid the imposition of the 4% excise tax, a Fund must distribute at least 98% of its taxable ordinary income for the calendar year and at least 98.2% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Each Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of this 4% excise tax.

Dividends declared by a Fund in October, November or December to shareholders of record in one of those months and actually paid in January of the following year will be treated as having been received by shareholders and paid by the Fund on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the IRS.

Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable treaty. However, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. person with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts.

32

Treasury Regulations provide that if a shareholder recognizes a loss with respect to Fund shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their particular circumstances.

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. A Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of a Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

All decisions concerning the purchase and sale of securities and the allocation of brokerage commissions on behalf of the Funds are made by the Adviser. In selecting broker-dealers to use for such transactions, the Adviser will seek to achieve the best overall result for the Funds taking into consideration a range of factors that include not just price, but also the broker’s reliability, reputation in the industry, financial standing, infrastructure, research and execution services and ability to accommodate special transaction needs. The Adviser will use knowledge of the Funds’ circumstances and requirements to determine the factors that the Adviser takes into account for the purpose of providing the Funds with “best execution.”

Currently the Adviser has no soft dollar arrangements. In selecting qualified broker-dealers to execute brokerage transactions, the Adviser may consider broker-dealers who provide or procure for the Adviser brokerage or research services or products within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended. Such services and products may include fundamental research reports and technical and portfolio analyses. Certain of the brokerage and research services received may benefit some or all of the Adviser’s clients and accounts under the management of the Adviser and may not benefit directly the Funds. Broker-dealers who provide such services may receive a commission which is in excess of the amount of the commission another broker-dealer may have charged if in the judgment of the Adviser the higher commission is reasonable in relation to the value of the brokerage and research services rendered. All commissions paid, regardless of whether the executing broker-dealer provides research services, will generally be within a competitive range for full service brokers.

Because the Funds are new, they did not pay any brokerage commissions in the last fiscal year.

33

DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS

The Funds will disclose their portfolio holdings quarterly, in their annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

Information about the Funds’ portfolio holdings and other portfolio characteristics may be provided to the Administrator, the Distributor and other service providers at any time to enable such service providers to carry out their responsibilities to the Funds.

In accordance with industry practice, information about the Funds’ portfolio holdings and characteristics may be disclosed to mutual fund rating agencies and companies that collect and maintain information about mutual funds as soon as such information is publicly available. Portfolio holdings may also be provided before such information is publicly available to Morningstar and other rating agencies and companies that collect and maintain information about mutual funds that sign a confidentiality agreement or if the Funds have determined that the policies of the recipient are adequate to protect the integrity and confidentiality of such information.

No compensation is received by the Adviser or the Funds for providing such information before it is publicly available.

Prior to public dissemination of portfolio holdings, general performance or statistical information about the Funds, information about realized and unrealized capital gains, summaries of the Funds’ performance and historical sector allocation may be disclosed to shareholders and prospective shareholders as soon as practicable.

The Funds’ portfolio holdings may be disclosed to third parties prior to their public dissemination for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Fund assets and to minimize impact on remaining Fund shareholders.

Portfolio holdings and characteristics may also be disclosed in other circumstances if reviewed and approved by the Chief Compliance Officer. In all circumstances the recipient must sign a confidentiality agreement or the Funds must determine that the policies of the recipient are adequate to protect the integrity and confidentiality of such information.

The Funds also disclose information about their portfolio holdings to the extent required by law or regulation.

GENERAL INFORMATION

The Trust sends to all of the shareholders of each Fund semi-annual reports and annual reports, including a list of investment securities held by each Fund, and, for annual reports, audited financial statements of each Fund.

As used in each Prospectus and this Statement of Additional Information, the term “majority,” when referring to the approvals to be obtained from shareholders, means the vote of the lesser of (1) 67% of the Fund’s shares of each class or of the class entitled to a separate vote present at a meeting if the holders of more than 50% of the outstanding shares of all classes or of the class entitled to a separate vote are present in person or by proxy, or (2) more than 50% of the Fund’s outstanding shares of all classes or of the class entitled to a separate vote. The Bylaws of the Trust provide that an annual meeting of shareholders is not required to be held in any year in which none of the following is required to be acted on by shareholders pursuant to the 1940 Act: election of trustees; approval of the investment advisory agreement; ratification of the selection of independent public accountants; and approval of a distribution agreement.

The Prospectuses and this Statement of Additional Information do not contain all the information included in the registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

34

Statements contained in each Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectuses and Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The Funds’ audited financial statements will be incorporated by reference herein after each October 31 fiscal year end once the Funds reach their first fiscal year end.

35

APPENDIX A

Explanation of Rating Categories

The following is a description of credit ratings issued by two of the major credit ratings agencies. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Although the Adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.

Bonds rated Aa by Moody’s are judged to be of high quality by all standards. Moody’s applies the numerical modifiers 1, 2 and 3 to certain general rating classifications, including Aa. The modifier 1 indicates that the issue ranks in the upper end of its generic rating category; the modifier 3 indicates it ranks in the lower end. Debt rated AA by Standard & Poor’s has a very strong capacity to meet its financial commitments and differs from the highest rated issues, which are rated AAA, only in small degree.

Ratings in certain categories, including AA, may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Securities rated Baa by Moody’s and/or BBB by S&P are the lowest which are considered “investment grade” obligations. Fitch Investors Service, Inc. as well as other ratings service providers, have comparable rating systems. Moody’s and S&P also publish ratings for short term financial securities, such as commercial paper. A brief definition of these rating characteristics is shown below.

Standard & Poor’s Rating Services

Bond Rating	Explanation
Investment Grade

AAA	Highest rating; extremely strong capacity to meet its financial commitments.

AA	High quality; very strong capacity to meet its financial commitments.

A	Strong capacity to meet its financial commitments; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB	Adequate capacity to meet its financial commitments; adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to meet its financial commitments.

Non-Investment Grade

BB, B, CCC, CC, C	Regarded as having significant speculative characteristics; “BB” indicates the least degree of speculation and “C” the highest; quality and protective characteristics may be outweighed by large uncertainties or major exposures to adverse conditions.

D	In default.

Short Term Ratings	Explanation

A-1	Highest rating; extremely strong capacity to meet its financial commitments.

A-2	Satisfactory capacity to meet its financial commitments; somewhat more susceptible to adverse effects of changes in circumstances and economic conditions.

A-3	Adequate protection parameters; adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitments.

A-1

Moody’s Investors Service, Inc.

Bond Rating	Explanation
Investment Grade

Aaa	Highest quality; minimal credit risk.

Aa	High quality; subject to very low credit risk.

A	Upper-medium grade obligations; subject to low credit risk.

Baa	Medium-grade obligations; subject to moderate credit risk; may possess certain speculative characteristics.

Non-Investment Grade

Ba	More uncertain with speculative elements; subject to substantial credit risk.

B	Considered speculative; subject to high credit risk.

Caa	Poor standing; subject to very high credit risk.

Ca	Highly speculative; likely in, or very near, default with some prospect of recovery of principal and interest.

C	Lowest-rated; typically in default with little prospect for recovery of principal or interest.

Short Term Ratings	Explanation

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

A-2

ASSET MANAGEMENT FUND

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust filed July 23, 1999. (3)/
	(2)	First Amended and Restated Declaration of Trust dated September 22, 2006. (8)/
	(3)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated January 27, 2007. (9)/
	(4)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated July 18, 2008. (11)/
	(5)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated October 30, 2009. (18)/
	(6)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated August 15, 2012. (13)/
	(7)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated January 17, 2014. (14)/
	(8)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated September 30, 2014. (15)/
	(9)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated September 30, 2014. (15)/
	(10)	Written Instrument Establishing a New Series of the Trust dated July 30, 2015. (16)/
	(11)	Written Instrument Establishing a New Series of the Trust dated April 28, 2016. (19)/

	(12)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated April 28, 2016. (19)/
	(13)	Written Instrument Amending the First Amended and Restated Declaration of Trust dated June 30, 2016. (19)/
	(14)	Written Instrument Establishing a New Series of the Trust dated February 13, 2017.*
	(15)	Written Instrument Establishing a New Series of the Trust dated February 13, 2017.*
(b)	Amended and Restated By-Laws dated July 22, 2016, as amended through December 19, 2016.(21)/
(c)	Not applicable.

(d)	(1)	Investment Advisory Agreement between Registrant and Advanced Asset Management Advisers, Inc. to be filed by amendment.
(e)	(1)	Distribution Agreement between Registrant and BHIL Distributors, LLC to be filed by amendment.
	(2)	Form of Dealer Agreement to be filed by amendment.
	(3)	Form of Selling Group Member Agreement to be filed by amendment.
(f)	Not applicable.
(g)	(1)	Custody Agreement between Registrant and MUFG Union Bank, N.A to be filed by amendment.
(h)	(1)	Transfer Agency and Service Agreement between the Registrant and Ultimus Fund Solutions, LLC to be filed by amendment.
	(2)	Fund Administration and Accounting Services Agreement between the Registrant and Ultimus Fund Solutions, LLC to be filed by amendment.
	(3)	Management and Administration Agreement between the Registrant and Foreside Management Services, LLC to be filed by amendment. (17)/
	(4)	Expense Limitation Agreement between Registrant and Advanced Asset Management Advisors, Inc. to be filed by amendment.

(i)	Opinion and Consent of Vedder Price P.C. to be filed by amendment.
(j)	Consent of Cohen & Company, Ltd. to be filed by amendment.

(k)	None.
(l)	To be filed by amendment.
(m)	(1)	12b-1 Plan. None.
(n)	(1)	Multi-Class Plan. None.

(o)	(1)	Power of Attorney for David F. Holland effective February 13, 2017. (21)/
	(2)	Power of Attorney for David J. Gruber effective February 13, 2017. (21)/
	(3)	Power of Attorney for Carla S. Carstens effective February 13, 2017. (21)/
(p)	(1)	Code of Ethics of Advanced Asset Management Advisors, Inc. to be filed by amendment.
	(2)	Code of Ethics of Asset Management Fund dated January 29, 2016. (20)/
	(3)	Code of Ethics of Foreside Financial Group, LLC to be filed by amendment.

(1)/	Previously filed with Post-Effective Amendment No. 27 on or about December 30, 1996 and incorporated herein by reference.
(2)/	Previously filed with Post-Effective Amendment No. 28 on or about December 29, 1997 and incorporated herein by reference.
(3)/	Previously filed with Post-Effective Amendment No. 34 on or about October 22, 1999 and incorporated herein by reference.
(4)/	Previously filed with Post-Effective Amendment No. 37 on or about December 28, 2000 and incorporated herein by reference.
(5)/	Previously filed with Post-Effective Amendment No. 42 on or about February 26, 2003 and incorporated herein by reference.
(6)/	Previously filed with Post-Effective Amendment No. 46 on or about February 28, 2006 and incorporated herein by reference.
(7)/	Previously filed with Post-Effective Amendment No. 48 on or about October 17, 2006 and incorporated herein by reference.
(8)/	Previously filed with Post-Effective Amendment No. 54 on or about January 8, 2007 and incorporated herein by reference.
(9)/	Previously filed with Post-Effective Amendment No. 55 on or about February 28, 2007 and incorporated herein by reference.
(10)/	Previously filed with Post-Effective Amendment No. 56 on or about February 28, 2008 and incorporated herein by reference.
(11)/	Previously filed with Post-Effective Amendment No. 57 on or about October 3, 2008 and incorporated herein by reference.
(12)/	Previously filed with Post-Effective Amendment No. 60 on or about December 29, 2009 and incorporated herein by reference.
(13)/	Previously filed with Post-Effective Amendment No. 66 on or about February 28, 2013 and incorporated herein by reference.
(14)/	Previously filed with Post-Effective Amendment No. 68 on or about February 28, 2014 and incorporated herein by reference.
(15)/	Previously filed with Post-Effective Amendment No. 70 on or about February 28, 2015 and incorporated herein by reference.
(16)/	Previously filed with Post-Effective Amendment No. 73 under the Investment Company Act of 1940, on or about November 24, 2015 and incorporated herein by reference.
(17)/	Previously filed with Post-Effective Amendment No. 72 on or about December 30, 2015 and incorporated herein by reference.
(18)/	Previously filed with Post-Effective Amendment No. 73 on or about February 29, 2016 and incorporated herein by reference.
(19)/	Previously filed with Post-Effective Amendment No. 78 on or about July 29, 2016 and incorporated herein by reference.
(20)/	Previously filed with Post-Effective Amendment No. 83 on or about November 29, 2016 and incorporated herein by reference.
(21)/	Previously filed with Post-Effective Amendment No. 85 on or about February 28, 2017 and incorporated herein by reference.
*	Filed as an Exhibit herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant.

None.

Item 30.	Indemnification.

Section 5.2 of the Registrant’s First Amended and Restated Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents against all liabilities and expenses reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

The foregoing indemnification arrangements are subject to the provisions of Sections 17(h) and (i) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant maintains an insurance policy which insures its directors and officers against certain liabilities.

Item 31.	Business and Other Connections of Investment Adviser and Sub-Adviser.

Advanced Asset Management Advisers, Inc. (“AAMA”), is a registered investment adviser and provides investment advisory services to individuals and families, individual retirement accounts (IRAs), corporations, retirement plans, charitable organizations, other investment advisors and broker dealers.

AAMA’s principal office is located at 4995 Bradenton Avenue, Suite 210, Dublin, OH 43017. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801- 61760.

 Directors and Officers of AAMA and principal occupations

Robert D. Baker, President and Chief Compliance Officer. Mr. Baker founded Advanced Asset Management Advisors in 1999 where he oversees the management of the company, and serves on the firm’s investment committee. With nearly 36 years in the industry, Mr. Baker has a wealth of experience in portfolio creation and asset management. Prior to starting AAMA, Mr. Baker served as vice president of a large regional investment firm and president of a national advisory group where he oversaw the management of retirement plans and participated in the development, launching and marketing of load and no-load mutual funds. Mr. Baker also served as a trust officer for Bank One Trust Company, managing client portfolio investments. Mr. Baker received a Bachelor of Science degree in finance from The Ohio State University.

Philip A. Voelker, Chief Investment Officer. Mr. Voelker joined AAMA in 2001 where he directs and manages AAMA’s investment strategy and policy. With more than 42 years of investment experience managing securities portfolios, Mr. Voelker has pursued and secured a broad spectrum of objectives from short-term cash management to long-term steady returns to aggressive growth of investments. Mr. Voelker has also served as chief investment officer for a large regional investment firm, directing its multi-billion dollar investment management assignments. He is a cum laude graduate of The Ohio State University.

Item 32.	Principal Underwriter.

BHIL Distributors, LLC (the “Underwriter”), located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, is underwriter and distributor for the Registrant. As such, the Underwriter offers shares of the Fund only upon orders received therefor. The Fund continuously offers shares. The Underwriter is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA”. The Underwriter is an indirect, wholly-owned subsidiary of Foreside Financial Group, LLC.

(a) Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant:

Advisers Investment Trust

Diamond Hill Funds

Praxis Mutual Funds

Cook & Bynum Fund

Boston Trust and the Walden Funds

(b) The Directors and Officers of the Underwriter are as follows:

Name	Address	Position with the Distributor	Position and Offices with Registrant
Richard J. Berthy	3 Canal Plaza, Suite 100, Portland, Maine 04101	Manager/Director, President/Treasurer	None

Jennifer K. DiValerio	400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, Pennsylvania 19312	Vice President	None

Mark A. Fairbanks	3 Canal Plaza, Suite 100, Portland, Maine 04101	Vice President	None

Jennifer E. Hoopes	3 Canal Plaza, Suite 100, Portland, Maine 04101	Secretary	None

Susan K. Moscaritolo	400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, Pennsylvania 19312	Vice President and Chief Compliance Officer	None

Weston Sommers	3 Canal Plaza, Suite 100, Portland, Maine 04101	Financial and Operations Principal	None

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder, are located at the following locations:

Advanced Asset Management Advisors, Inc. 4995 Bradenton Avenue, Suite 210 Dublin, OH 43017

Foreside Management Services, LLC 690 Taylor Road, Suite 210 Gahanna, OH 43230

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

MUFG Union Bank, N.A. 350 California Street San Francisco, CA 94104

Item 34.	Management Services.

Not Applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Asset Management Fund, has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and State of Ohio on the 5th day of April, 2017.

Asset Management Fund

By:	/s/ Dana A. Gentile
Dana A. Gentile, President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on April 5, 2017 by the following persons in the capacities indicated.

SIGNATURE	TITLE	DATE
David F. Holland*	Trustee and Chairman of the Board	April 5, 2017
David F. Holland

/s/ Dana A. Gentile	Trustee and President (principal executive officer)	April 5, 2017
Dana A. Gentile

David J. Gruber*	Trustee	April 5, 2017
David J. Gruber

Carla S. Carstens*	Trustee	April 5, 2017
Carla S. Carstens

/s/ Trent M. Statczar	Treasurer (principal financial and accounting officer)	April 5, 2017
Trent M. Statczar

/s/ Dana A. Gentile
*Dana A. Gentile
Attorney-In-Fact
April 5, 2017

*Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number		Description
28(a)	(14)	Written Instrument Establishing a New Series of the Trust dated February 13, 2017.

(15)	Written Instrument Establishing a New Series of the Trust dated February 13, 2017.